Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Core Alternative ETF
Shareholder Report [Line Items]
Fund Name	Core Alternative ETF
Class Name	Core Alternative ETF
Trading Symbol	CCOR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Alternative ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://corealtfunds.com/CCOR. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://corealtfunds.com/CCOR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Core Alternative ETF	$58	1.19%
[1]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]	Visit https://corealtfunds.com/CCOR for more recent performance information.
Net Assets	$ 39,142,783
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 263,836
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$39,142,783
Number of Holdings	42
Net Advisory Fee	$263,836
Portfolio Turnover	0%
Visit https://corealtfunds.com/CCOR for more recent performance information.

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(%)
Alphabet, Inc.	5.1%
Microsoft Corp.	4.5%
Morgan Stanley	4.2%
Johnson & Johnson	3.4%
Emerson Electric Co.	3.4%
JPMorgan Chase & Co.	3.4%
Chevron Corp.	3.2%
Southern Co.	3.1%
Walmart, Inc.	3.1%
CME Group, Inc.	3.0%

Top Sectors	(%)
Technology	20.9%
Financial	18.2%
Consumer, Non-cyclical	12.8%
Communications	12.0%
Consumer, Cyclical	10.0%
Industrial	8.9%
Energy	6.1%
Utilities	6.0%
Basic Materials	4.8%
Cash & Other	0.3%

Updated Prospectus Web Address	https://corealtfunds.com/CCOR
Optimized Equity Income ETF
Shareholder Report [Line Items]
Fund Name	Optimized Equity Income ETF
Class Name	Optimized Equity Income ETF
Trading Symbol	OEI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Optimized Equity Income ETF for the period of October 21, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://corealtfunds.com/OEI. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://corealtfunds.com/OEI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Optimized Equity Income ETF	$3	0.97%
[2],[3]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://corealtfunds.com/OEI for more recent performance information.
Net Assets	$ 27,062,822
Holdings Count | $ / shares	93
Advisory Fees Paid, Amount	$ 2,150
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$27,062,822
Number of Holdings	93
Net Advisory Fee	$2,150
Portfolio Turnover	0%
Visit https://corealtfunds.com/OEI for more recent performance information.

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Apple, Inc.	6.8%
Microsoft Corp.	6.7%
Alphabet, Inc.	4.8%
First American Government Obligations Fund	4.7%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.1%
Booking Holdings, Inc.	2.0%

Top Sectors	(%)
Technology	33.6%
Communications	18.6%
Consumer, Non-cyclical	14.2%
Financial	12.1%
Consumer, Cyclical	6.7%
Industrial	5.5%
Energy	2.7%
Finance and Insurance	1.0%
Utilities	0.6%
Cash & Other	5.0%

Updated Prospectus Web Address	https://corealtfunds.com/OEI

[1]
*	Annualized

[2]
**	Annualized

[3]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.